Contract liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Summary of Contract Liabilities

Contract liabilities as at December 31, 2023 and 2022 consist of the following:

	31/12/23	31/12/22
Advance payments from customers	18,977	15,735
Deferred income from licensing of Natuzzi’s trademarks	5,577	5,960
Deferred revenue for Natuzzi Display System	2,162	2,049
Deferred revenue for Service-Type Warranty	417	406
Total contract liabilities	27,133	24,150
Less current portion	(20,333)	(17,124)
Non-current portion	6,800	7,026